Summary of Significant Accounting Policies (Allowance for Doubtful Accounts Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net				$ 3,927	$ 4,238
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance of allowance for doubtful accounts	$ 7	$ 2	$ 1	$ 7	$ 2	$ 1
Bad debt expense	5	2	1
Charge-offs	0	(1)	(1)
Ending balance of allowance for doubtful accounts	$ 7	$ 2	$ 1